Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	PALO ALTO NETWORKS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35594
Entity Central Index Key	0001327567
Amendment Flag	false
Entity Tax Identification Number	20-2530195
Entity Address, Address Line One	3000 Tannery Way
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	753-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	PANW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false